RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Investment in Equity and Debt Securities) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	$ (33)	$ (6)	$ (25)	$ (26)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(3)	8	14	21
Unrealized gains (losses) included in other comprehensive income	50	(21)	64	(13)
Reclassification adjustments recognized in net income	(9)	3	(8)	14
Energy Derivative Contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	(2)	2	2	0
Unrealized gains (losses) hedging instruments included in other comprehensive income	(4)	9	3	22
Reclassification adjustments recognized in net income	0	(7)	8	(16)
Interest rate swap
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	15	(1)	20	(10)
Unrealized gains (losses) hedging instruments included in other comprehensive income	1	(1)	11	(1)
Reclassification adjustments recognized in net income	3	(2)	6	8
Foreign Exchange Swap - Cashflow
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	62	(7)	46	(16)
Unrealized gains (losses) hedging instruments included in other comprehensive income	0	0	0	0
Foreign Exchange Loss
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in Foreign exchange and unrealized financial instrument gain (loss), Net	(108)	0	(93)	0
Foreign Exchange Swap - Net Investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	57	(37)	61	(45)
Investment In Equity and Debt Securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ (4)	$ 8	$ (11)	$ 11